Partnership Formation and General Information:	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements
Partnership Formation and General Information:

1. Partnership Formation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited Partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18 2013, the Partnership successfully completed its initial public offering (the “IPO”) pursuant to which, (i) the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO, and (ii) the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. George Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including: (a) an omnibus agreement with the Sponsor, which was subsequently amended on April 12, 2016 (the “Omnibus Agreement”), which provides the Partnership the right to purchase certain identified liquefied natural gas (“LNG”) carrier vessels at a purchase price to be determined pursuant to the terms and conditions contained therein (Note 3(c)) and, (b) a $30 million revolving credit facility with the Sponsor to be used for general Partnership purposes.

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of December 31, 2017:

Vessel Owning Subsidiaries:

Company Name	Country of incorporation	Vessel Name	Delivery Date	Year Built	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	2007	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	2007	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	2008	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	June 2014	2013	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	September 2014	2013	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	December 2015	2013	155,000

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Liberia	Holding company that owns all of the outstanding share capital of Arctic LNG Carriers Ltd. (“Arctic LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.

Dynagas Finance Inc.	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities are limited to co-issuing the Senior Unsecured Notes discussed under Note 5 and engaging in other activities incidental thereto.
Arctic LNG	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Fareastern, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and Co-Borrower of the Term Loan B discussed under Note 5.

On May 18, 2017, the Partnership refinanced its then existing secured bank debt with the Term Loan B (defined below, please refer to Note 5). In connection with the refinancing transaction (i) Dynagas Equity contributed 100% of the equity interests in Seacrown, Fareastern, Navajo, Solana to Arctic LNG, and (ii) Quinta Group Corp. and Pelta Holdings S.A., the Partnership’s subsidiaries which then owned 100% of the outstanding share capital of Pegasus and Lance, respectively, each contributed 100% of the share capital of Pegasus and Lance to Artic LNG and were subsequently dissolved ((i) and (ii) together, the “Contribution”). Since the Partnership was and continues to be the ultimate shareholder of Arctic LNG, there was no change in the ownership or control of the business as a result of the Contribution, and therefore, the Contribution constitutes a reorganization of companies under common control, and was accounted for in a manner similar to a pooling of interests. Accordingly, the accompanying consolidated financial statements were prepared using the historical carrying costs of the assets and liabilities presented.

Since the Partnership’s inception, the technical, administrative and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 3(a)).

As of December 31, 2017, the Partnership’s Sponsor owned 44.0% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units, which, generally, have no voting rights), including the 0.1% general partner interest retained by it, as the general partner, Dynagas GP LLC, is owned and controlled by the Sponsor.